Discontinued Operations (Details) - Schedule of major classes of assets and liabilities attributable to discontinued operations - Brainspace [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 27
Accounts receivable, net of allowance of $97	5,202
Contract assets	208
Deferred contract acquisition costs, current	979
Total current assets	6,416
Contract assets, noncurrent	8,419
Deferred contract acquisition costs, noncurrent	2,315
Goodwill	33,696
Intangible assets, net	15,758
Total assets	66,604
Current liabilities:
Accounts payable	128
Accrued expenses	4,993
Deferred revenue	1,247
Total current liabilities	6,368
Other liabilities	180
Total liabilities	6,548
Net assets	$ 60,056